Adjusting Items Included In Profit From Operations	6 Months Ended
Jun. 30, 2019
Revenue [Abstract]
Adjusting Items Included In Profit From Operations

Notes to the Interim Financial Statements

ADJUSTING ITEMS INCLUDED IN PROFIT FROM OPERATIONS

Adjusting items are significant items in the profit from operations that individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance. These items are separately disclosed in the segmental analyses.

(a) Restructuring and integration costs

Restructuring costs reflect the costs incurred as a result of initiatives to improve the effectiveness and the efficiency of the Group as a globally integrated enterprise, including the relevant operating costs of implementing the operating model. These costs represent additional expenses incurred that are not related to the normal business and day-to-day activities. The operating model includes revised organisation structures, standardised processes and shared back office services underpinned by a global single instance of SAP. These initiatives also include a review of the Group’s manufacturing operations, supply chain, overheads and indirect costs, organisational structure and systems and software used.  The costs of these initiatives, together with the costs of integrating acquired businesses into existing operations, including acquisition costs, are included in profit from operations under the following headings:

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	£m	£m	£m

Employee benefit costs	42	36	176
Depreciation and impairment costs	17	27	48
Other operating expenses	41	42	145
Other operating income	(7)	(6)	(6)
Total	93	99	363

The restructuring costs in the six-months ended 30 June 2019 include the costs of packages paid to employees in respect of permanent headcount reduction and the ongoing costs of the previously announced downsizing and factory rationalisation activities in Germany, Russia and APME. Included in other operating income are amounts related to the reversal of a deferred consideration provision in relation to the acquisition of TDR d.o.o. (TDR).

The adjusting charge in the six-months ended 30 June 2018 related to the integration costs associated with the acquisition of RAI and ongoing costs of implementing the revisions to the Group’s operating model. This included the cost of packages in respect of permanent headcount reductions and permanent employee benefit reductions in the Group. The costs also covered the downsizing activities in Germany, partially offset by the income from sale of certain assets that have become available as part of the downsizing activities.

(b) Amortisation and impairment of trademarks and similar intangibles

Acquisitions including RAI, TDR and Skandinavisk Tobakskompagni in previous years, have resulted in the capitalisation of trademarks and similar intangibles that are amortised over their expected useful lives, which do not exceed 20 years. The charge of £175 million is included in depreciation, amortisation and impairment costs in the profit from operations for the six months to 30 June 2019 (30 June 2018: £189 million; 31 December 2018: £377 million).

(c) Fox River

In 2011, a Group subsidiary provided £274 million in respect of claims in relation to environmental clean-up costs of the Fox River. On 30 September 2014, a Group subsidiary, NCR, Appvion and Windward Prospects entered into a Funding Agreement with regard to the costs for the clean-up of Fox River. Based on this Funding Agreement, in the six months to 30 June 2019, £6 million has been paid (30 June 2018: £9 million; 31 December 2018: £30 million).

Notes to the Interim Financial Statements

Adjusting items included in profit from operations cont…

In January 2017, NCR and Appvion entered into a Consent Decree with the US Government to resolve how the remaining clean-up will be funded and to resolve further outstanding claims between them. The Consent Decree was approved by the District Court of Wisconsin in August 2017.  The US Government enforcement action against NCR was terminated as a result of that order and contribution claims from the Potentially Responsible Parties (“PRPs”) against NCR were dismissed. On 4 January 2019, the US Government, P. H. Glatfelter and Georgia-Pacific (the remaining Fox River PRPs) sought approval for a separate Consent Decree settling the allocation of Fox River costs. This Consent Decree was approved by the District Court of the Eastern District of Wisconsin on 14 March 2019 and concludes all existing litigation on the Fox River. Considering these developments, the provision has been reviewed. No adjustment has been proposed, other than as related to the payments above, with the provision standing at £102 million at 30 June 2019 (30 June 2018: £129 million; 31 December 2018: £108 million).

In July 2016, the High Court ruled in a Group subsidiary’s favour that a dividend of €135 million (£121 million) paid by Windward to Sequana in May 2009 was a transaction made with the intention of putting assets beyond the reach of the Group subsidiary and of negatively impacting its interests. On 10 February 2017, further to a hearing in January 2017 to determine the relief due, the Court found in the Group subsidiary’s favour, ordering that Sequana must pay an amount up to the full value of the dividend plus interest which equates to around US$180 million(£145 million), related to past and future clean-up costs. The Court granted all parties leave to appeal and Sequana a stay in respect of the above payments. The appeal was heard in June 2018. Judgment was given on 6 February 2019 and the Court of Appeal upheld the High Court’s findings against Sequana. The Court of Appeal refused applications made by both parties for a further appeal to the U.K. Supreme Court. Both parties applied directly to the U.K. Supreme Court for permission to appeal in March 2019. Neither party has yet been informed by the Supreme Court of the outcome of these applications. Due to the uncertain outcome of the case no asset has been recognised in relation to this ruling. In February 2017, Sequana entered into a process in France seeking court protection (the “Sauvegarde”), exiting the Sauvegarde in June 2017. On 7 March 2019, Sequana announced that it was unable to pay its debts and that it had applied to convert the Sauvegarde into “redressement judiciaire”, a form of insolvent receivership. On 15 May 2019, the Nanterre Commercial Court made an order placing Sequana into formal liquidation proceedings (“liquidation judiciaire”). No payments have been received.

(d) Other

In the six-months ended 30 June 2019, the Group incurred £561 million (30 June 2018: £92 million; 31 December 2018: £294 million) of other adjusting items. The charge in 2019 includes £436 million related to the Quebec class action as described on page 43. The charge also includes £114 million (30 June 2018: £77 million; 31 December 2018: £178 million) related to Engle progeny litigation offset by credits related to the Non-Participating Manufacturers settlement, which have been adjusted within “other operating expenses”.

The net assets of the Group’s Venezuelan operations are subject to accounting adjustments under IAS 29, Financial Accounting in Hyperinflationary Economies, as they are revalued, for accounting purposes, from their acquisition date to the balance sheet date. As previously disclosed in 2018, this led to an increase in the sterling carrying value that did not reflect the recoverable value of those assets. Accordingly, an impairment charge of £110 million was recognised and treated as an adjusting item within “depreciation, amortisation and impairment costs”.

Notes to the Interim Financial Statements

ADJUSTING ITEMS INCLUDED IN NET FINANCING COSTS

In the six months ended 30 June 2019, the Group incurred interest on adjusting tax payables of £23 million (30 June 2018: £35 million), including interest of £15 million (30 June 2018: £12 million) in relation to FII GLO, as described on page 45. Interest on adjusting tax payables in the six-months ended 30 June 2018 included interest of £22 million in relation to retrospective guidance by a tax authority on overseas withholding tax.

In 2018, the Group recognised a monetary gain of £45 million related to the application of hyperinflationary accounting in Venezuela.

ADJUSTING ITEMS INCLUDED IN SHARE OF POST-TAX RESULTS OF ASSOCIATES AND JOINT VENTURES

The following is a summary of the adjusting items incurred in respect of the Group’s associates and joint ventures, shown reflecting the Group’s share of post-tax results:

	6 months to		Year to
	30.6.19	30.6.18	31.12.18
	£m	£m	£m

Reversal of tax claim in ITC	-	10	10
Dilution of interest in ITC	29	27	22
Total	29	37	32

The Group’s interest in ITC decreased from 29.57% to 29.53% as a result of ITC issuing ordinary shares under the company’s Employees Share Option Scheme.  The issue of these shares and change in the Group’s share of ITC resulted in a gain of £29 million (30 June 2018: £27 million; 31 December 2018: £22 million), which is treated as a deemed partial disposal and included in the income statement. In 2018, ITC also recognised an adjusting gain related to the release of certain provisions related to a tax claim, the Group’s share of which, net of tax, was £10 million.

The share of post-tax results of associates and joint ventures is after the adjusting items shown above which are excluded from the calculation of adjusted earnings per share as set out on page 39.

ADJUSTING ITEMS INCLUDED IN TAXATION

In the six months to 30 June 2019, adjusting tax items included a net credit of £7 million mainly relating to changes in the US State tax rates in the period, related to the deferred tax liabilities arising on trademarks on the RAI acquisition in 2017.

As the above items are not reflective of the ongoing business, these have been recognised as adjusting items within taxation.

Adjusting tax items also includes £209 million for the six months to 30 June 2019 (30 June 2018: £71 million; 31 December 2018: £199 million) in respect of the taxation on other adjusting items, which are described on pages 33 and 34, with the increase on the prior year largely related to the charge associated with the Quebec Class Action.